CONTINGENCIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Jul. 25, 2016	Dec. 31, 2007
Disclosure of contingent liabilities [line items]
Amounts committed		$ 12,750
Agreement term		3 years
Explanation of possibility of reimbursement, contingent liabilities		Paid a fine of ThUS$ 12,750.
LATAM Airlines Group S.A. y Lan Cargo S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	$ 9,402
Investigation of payments			$ 6,744
Lan Airlines S.A. [Member]
Disclosure of contingent liabilities [line items]
Investigation of payments				$ 1,150,000
Tam Viagens S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	85,883
Lan Cargo S.A. y LATAM Airlines Group S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	0
Aerolinhas Brasileiras S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	10,541
Aerolinhas Brasileiras S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	14,083
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	59,317
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	88,421
Aerovias de Integracion Regional, AIRES S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	57,287
Aerovias de Integracion Regional, AIRES S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	12,443
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	65,914
TAM S.A. and Subsidiaries [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	16,575
LATAM Airlines Group S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	19,080
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	39,222
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	0
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	15,590
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	15,649
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	23,720
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	0
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	20,155
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	14,501
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	30,954
SNEA (Sindicato Nacional das empresas aeroviarias) [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	42,423
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	0
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	16,959
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	12,200
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]
Tam Linhas Aereas S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]	118,558
Aerovias de Integracion Regional, AIRES S.A. [Member]
Disclosure of contingent liabilities [line items]
Amounts committed	[1]

[1]	The Company has reported the amounts involved only for the lawsuits for which a reliable estimation can be made of the financial impacts and of the possibility of any recovery, pursuant to Paragraph 86 of IAS 37 Provisions, Contingent Liabilities and Contingent Assets.